Revenues - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue Recognition [Abstract]
Deferred revenues - long-term	$ 18,299,000	$ 19,062,000
Revenue recognized	16,800,000
Remaining performance obligations	96,800,000
Expected remaining performance obligations recognized during next 12 months	69,600,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	13,400,000
Expected remaining performance obligations recognized remainder thereafter	13,800,000
Deferred sales commissions	$ 8,400,000	$ 8,800,000